1933 Act File No. 33-51247
                                               1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.      .......................
                                -----                             -----

    Post-Effective Amendment No.   23  .....................        X
                                 ------                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   24  ....................................        X
                  ------                                          -----

                 FEDERATED MANAGED ALLOCATION PORTFOLIOS
                    (formerly, Managed Series Trust)
            (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X on March 7, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i) on ________________ pursuant to paragraph (a) (i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

x This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037




PART C.  OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant; (12)
                  (ii)        Conformed copy of Amendment No. 7 to the
                              Declaration of Trust; (15)
                  (iii)       Conformed Copy of Amendment No. 8 to the
                              Declaration of Trust; (16)
                  (vi)        Conformed Copy of Amendment No. 9 and 10 to the
                              Declaration of Trust; (18)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws
                              of the Registrant; (12)
                  (iii)       Copy of Amendment No. 2 to the By-Laws
                              of the Registrant; (9)
                  (iv)        Copy of Amendment No. 3 to the By-Laws
                              of the Registrant; (9)
                  (v)         Copy of Amendment No. 4 to the By-Laws
                              of the Registrant; (9)
                  (vi)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (14)
                  (vii)       Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (15)
                  (viii)      Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; (16)
                  (ix)        Copy of Amendment No. 8 to the By-Laws of the
                              Registrant; (18)
            (c)               Copy of Specimen Certificate for
                              Shares of Beneficial Interest of the
                              Registrant; (2)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (3)
                  (ii)        Conformed copy of Exhibits A-D to the Investment
                              Advisory Contract of the Registrant; (13)
                  (iii)       Conformed copy of an Amendment to the Investment
                              Advisory Contract of the Registrant; (13)
                  (iv)        Conformed copy of Sub-Advisory Contract of the
                              Registrant ;(15)
                  (v)         Conformed copy of Assignment of Investment
                              Advisory Contract and Sub- Advisory Agreement;
                              (15)
            (e)   (i)         Conformed copy of Distributor's Contract of
                              the Registrant; (3)
                  (ii)        Conformed copy of Exhibit A to the Distributor's
                              Contract of the Registrant;(3)
                  (iii)       Conformed copy of Exhibit B to the Distributor's
                              Contract of the Registrant;(3)
                  (iv)        Conformed copy of Exhibit C to the Distributor's
                              Contract of the Registrant;(3)
                  (v)         Conformed copy of Exhibit D to the Distributor's
                              Contract of the Registrant;(3)
                  (vi)        Conformed copy of Exhibit E to the Distributor's
                              Contract of the Registrant;(3)
                  (vii)       Conformed copy of Exhibit F to the Distributor's
                              Contract of the Registrant;(3)
                  (x)         Conformed copy of Exhibit G to the Distributor's
                              Contract of the Registrant;(3)
                  (ix)        Conformed copy of Exhibit H to the Distributor's
                              Contract of the Registrant;(3)
                  (x)         Conformed copy of an Amendment to the
                              Distributor's Contract of the Registrant; (13)
                  (xi)        Conformed Copy of Amendments to the Distributor's
                              Contract between The Federated Funds and Federated
                              Securities Corp.; (15)
                  (xii)       The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual
                              Funds Sales and Service Agreement;
                              Mutual Funds Service Agreement; and
                              Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the
                              Cash Trust Series II Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 24, 1995. (File
                              Numbers 33-38550 and 811-6269);
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (4)
                  (ii)        Conformed copy of an Amendment to the Custodian
                              Contract of the Registrant; (13)
                  (iii)       Conformed copy of Custodian Fee Schedule; (7)
            (h)   (i)         Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Shareholder Transfer
                              Agency Services and Custody Services Procurement;
                              (6)
                  (ii)        Conformed copy of an Amendment to the Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services and
                              Custody Services Procurement; (13)
                  (iii)       The Registrant hereby incorporates the
                              conformed copy of the Second Amended
                              and Restated Services Agreement from
                              Item (h)(v) of the Investment Series
                              Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission
                              on January 23, 2002. (File Nos.
                              33-48847 and 811-07021);
                  (iv)        The Registrant hereby incorporates the
                              conformed copy of the Shareholder
                              Services Sub-Contract between Fidelity
                              and Federated Shareholder Services
                              from Item 24(b)(9)(iii) of the
                              Federated GNMA Trust Registration
                              Statement of Form N-1A, filed with the
                              Commission on March 25, 1996. (File
                              Nos. 2-75670 and 811-3375);
                  (v)         The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
                  (vi)        The Registrant hereby incorporates the
                              conformed copy of Amendment No. 2 to
                              the Amended and Restated Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody Services
                              Procurement form Item 23 (h)(v) of the
                              Federated U.S. Government Securities
                              Fund: 2-5 Years Registration Statement
                              on Form N-1A filed with the Commission
                              on March 30, 2004. (File Nos. 2-75769
                              and 811-3387);
                  (vii)       The Registrant hereby incorporates the
                              conformed copy of Amendment No. 3 to
                              the Amended and Restated Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody Services
                              Procurement form Item 23 (h)(v) of the
                              Federated U.S. Government Securities
                              Fund: 2-5 Years Registration Statement
                              on Form N-1A filed with the Commission
                              on March 30, 2004. (File Nos. 2-75769
                              and 811-3387);
                  (viii)      The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Agreement for Administrative Services
                              from Item 23 (h)(vix) of the Federated
                              Index Trust Registration Statement on
                              Form N-1A, filed with the Commission
                              on December 30, 2003. (File Nos.
                              33-33852 and 811-6061);
                  (ix)        The Registrant hereby incorporates the
                              conformed copy of the Second Amended
                              and Restated Services Agreement, with
                              attached Schedule 1 revised 6/30/04,
                              from Item (h)(vii) of the Cash Trust
                              Series, Inc. Registration Statement on
                              Form N-1A, filed with the Commission
                              on July 29, 2004. (File Nos. 33-29838
                              and 811-5843);
                  (x)         The Registrant hereby incorporates the
                              conformed copy of the Financial
                              Administration and Accounting Services
                              Agreement, with attached Exhibit A
                              revised 6/30/04, from Item (h)(viii)
                              of the Cash Trust Series, Inc.
                              Registration Statement on Form N-1A,
                              filed with the Commission on July 29,
                              2004. (File Nos. 33-29838 and
                              811-5843);
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (2)
            (j)               Conformed copy of Report of Independent Registered
                              Public Accounting Firm; (18)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (2)
            (m)   (i)         Conformed copy of Distribution Plan of
                              the Registrant; (4)
                  (ii)        Conformed copy of Exhibits A-D of the
                              Distribution Plan of the Registrant; (13)
                  (iii)       Conformed copy of Exhibits B-E of the Distribution
                              Plan of the Registrant; (18)
                  (iii)       The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
                  (iv)        Conformed copy of Distribution Plan of the
                              Registrant; (16) The Registrant hereby
                              incorporates the
            (n)               Copy of the Multiple Class Plan and attached
                              Exhibits from Item (n) of the Federated Equity
                              Income Fund, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on January 27,
                              2006. (File Nos. 33-6901 and 811-4743)
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (12)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (14)
                  (iii)       Conformed copy of Limited Power of Attorney; (11)
                  (iv)        Conformed copy of Power of Attorney of the
                              Registrant of Treasurer; (18)
                  (v)         Conformed copy of Power of Attorney of the
                              Registrant; (18)
            (p)               The  Registrant hereby incorporates the
                              conformed copy of the Code of Ethics for Access
                              Persons from Item 23(p) of the Money Market
                              Obligations Trust Registration Statement on Form
                              N-1A filed with the Commission on February 29, 2004. (File Nos. 33-31602 and 811-5950).


----------------------------------------------------------------------

+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on November 23, 2004. (File Nos. 33-51247 and 811-7129).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on November October 6, 2005. (File Nos. 33-51247 and 811-7129).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on November January 27, 2006. (File Nos. 33-51247 and 811-7129).




Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------

            None.

Item 25.    Indemnification: (2)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                Igor Golalic
                                                John W. Harris
                                                Angela Kohler
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue


Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.    Principal Underwriters:
            -----------------------

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
                  Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment and Asset
                                          Management Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania                   1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779


Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 3rd day of March , 2006.

               FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Assistant Secretary
                        March 3, 2006

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE             DATE
      ----                          -----             ----

By:  /s/ Todd P. Zerega       Attorney In Fact     March 3, 2006
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

John F. Donahue*                    Trustee

J.                                  Christopher Donahue* President and Trustee
                                    (Principal Executive Officer)

Richard J. Novack*                  Treasurer
                                    (Principal Financial Officer)

Stephen F. Auth*                    Chief Investment Officer

Thomas G. Bigley *                  Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney